UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

DWS Short Duration Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 16.3%
Consumer Discretionary 2.9%
Time Warner Cable, Inc., 144A, 5.4%, 7/2/2012	2,243,000	2,209,496
Viacom, Inc., 5.75%, 4/30/2011	1,185,000	1,180,868

		3,390,364
Consumer Staples 1.9%
CVS Caremark Corp., 5.66% *, 6/1/2010	2,252,000	2,253,011
Energy 0.1%
Enterprise Products Operating LP, 7.5%, 2/1/2011	80,000	84,528

Financials 6.7%
American General Finance Corp., Series H, 4.625%, 9/1/2010	625,000	614,844
Banco Mercantil del Norte SA, Series A, 144A, 6.135%, 10/13/2016	357,000	355,569
Capital One Bank, 5.0%, 6/15/2009	400,000	396,872
Discover Financial Services, 144A, 5.89% *, 6/11/2010	560,000	560,081
Goldman Sachs Capital II, 5.793%, 12/29/2049	665,000	628,570
Lehman Brother Capital Trust VII, 5.857%, 11/29/2049	755,000	716,574
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049	1,325,000	1,366,154
Popular North America, Inc., Series F, 5.2%, 12/12/2007	297,000	296,328
Residential Capital LLC, 144A, 7.69% *, 4/17/2009	1,100,000	1,062,675
Stoneheath Re, 6.868%, 12/29/2049	525,000	524,160
SunTrust Preferred Capital I, 5.853%, 12/31/2049	205,000	201,524
Wachovia Capital Trust III, 5.8%, 3/15/2042	1,157,000	1,134,732

		7,858,083
Telecommunication Services 1.7%
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	527,000	511,190
Telecom Italia Capital, 6.2%, 7/18/2011	1,432,000	1,444,313

		1,955,503
Utilities 3.0%
Commonwealth Edison Co.:
Series 99, 3.7%, 2/1/2008	445,000	441,008
Series 98, 6.15%, 3/15/2012	140,000	142,051
Dominion Resources, Inc., Series 06-B, 6.3%, 9/30/2066	1,600,000	1,593,952
Duke Energy Indiana, Inc., 7.85%, 10/15/2007	810,000	813,372
Entergy Gulf States, Inc., 5.12%, 8/1/2010	605,000	595,464

		3,585,847

Total Corporate Bonds (Cost $19,247,557)		19,127,336
Asset Backed 14.6%
Automobile Receivables 2.2%
AmeriCredit Automobile Receivables Trust, "A2", Series 2007-AX, 5.29%, 11/6/2010	1,220,000	1,220,169
Household Automotive Trust, "A2", Series 2006-3, 5.38%, 12/17/2009	869,953	869,639
LAI Vehicle Lease Securitization Trust, "A", Series 2005-A, 144A, 4.56%, 11/15/2012	539,500	534,812

		2,624,620
Home Equity Loans 12.4%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 8.47%, 3/25/2015	56,838	56,617
Bayview Financial Acquistion Trust, "1A1", Series 2006-C, 6.035%, 11/28/2036	722,394	721,040
Carrington Mortgage Loan Trust, "A1", Series 2006-NC4, 5.37% *, 10/25/2036	899,031	898,768
Centex Home Equity, "AV2", Series 2005-D, 5.59% *, 10/25/2035	607,628	607,465
Chase Funding Mortgage Loan Asset-Backed Certificates, "1A3", Series 2003-6, 3.34%, 5/25/2026	482,735	477,625
Citifinancial Mortgage Securities, Inc., "AF2", Series 2004-1, 2.645%, 4/25/2034	455,468	442,442
Countrywide Asset-Backed Certificates:
"2A3", Series 2005-12, 5.069%, 2/25/2036	705,000	699,808
"A1B", Series 2007-S1, 5.888%, 11/25/2036	993,616	992,195
Credit-Based Asset Servicing and Securitization LCC:
"A4", Series 2004-CB4, 5.497%, 5/25/2035	40,055	39,913
"A2A", Series 2007-CB2, 5.891%, 2/25/2037	1,137,003	1,135,167
First Franklin Mortgage Loan Asset Backed Certificate,"2A2", Series 2005-FFH4, 5.51% *, 12/25/2035	1,150,000	1,146,528
Household Home Equity Loan Trust:
"A2F", Series 2006-4, 5.32%, 3/20/2036	590,000	588,291
"A1F", Series 2006-4, 5.79%, 3/20/2036	372,884	372,065
"A1F", Series 2006-3, 5.98%, 3/20/2036	581,919	580,911

JPMorgan Mortgage Acquisition Corp., "AF1B", Series 2007-CH1, 5.935%, 11/25/2036	955,877	954,553
Merrill Lynch Mortgage Investors Trust, Inc., "N1", Series 2005-NC1N, 144A, 5.0%, 10/25/2035	12,612	12,370
New Century Home Equity Loan Trust, "A2", Series 2005-A, 4.461%, 8/25/2035	254,884	253,004
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035	1,088,000	1,077,585
"AF2", Series 2005-3, 4.723%, 11/25/2035	481,711	479,315
"AF1", Series 2006-4, 5.545%, 1/25/2037	663,923	661,313
"AF1", Series 2007-2, 5.893%, 6/25/2037	1,006,729	1,005,777
"AF1", Series 2006-3, 5.917%, 11/25/2036	545,583	543,984
Residential Asset Mortgage Products, Inc., "AI5", Series 2003-RS9, 4.99%, 3/25/2031	165,000	164,252
Residential Asset Securities Corp., "AI3", Series 2004-KS9, 3.79%, 8/25/2029	236,410	233,492
Securitized Asset Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036	210,536	209,780
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029	137,455	136,923

		14,491,183

Total Asset Backed (Cost $$17,134,659)		17,115,803
Mortgage Backed Securities Pass-Throughs 1.6%
Federal Home Loan Mortgage Corp.:
5.5%, with various maturities from 1/1/2008 until 3/1/2010	269,481	269,485
6.0%, with various maturities from 10/1/2008 until 11/1/2009	75,190	75,620
7.0%, 3/1/2013	95,949	97,666
Federal National Mortgage Association:
6.0%, with various maturities from 6/1/2009 until 2/1/2010	187,080	187,651
8.5%, 10/1/2010	4,053	4,088
Government National Mortgage Association, 6.5%, 8/20/2034	1,250,658	1,275,818

Total Mortgage Backed Securities Pass-Throughs (Cost $1,972,928)		1,910,328
Commercial and Non-Agency Mortgage-Backed Securities 38.2%
ABN AMRO Mortgage Corp., "A5", Series 2003-4, 4.75%, 3/25/2033	298,087	296,085
American Home Mortgage Investment Trust, "5A3", Series 2005-2, 5.077%, 9/25/2035	770,000	760,830
Asset Securitization Corp., "A1C", Series 1997-D5, 6.75%, 2/14/2043	576,909	577,850
Banc of America Commercial Mortgage, Inc., "A1A", Series 2000-1, 7.109%, 11/15/2031	756,817	760,443
Banc of America Mortgage Securities, "2A2", Series 2003-1, 5.25%, 2/25/2018	433,349	431,025
Bear Stearns Alternative-A Trust, "6A1", Series 2004-9, 5.57% *, 9/25/2034	609,011	616,893
Cendant Mortgage Corp., "A5", Series 2003-1, 5.5%, 2/25/2033	601,771	598,229
Chase Mortgage Finance Corp., "2A1", Series 2004-S3, 5.25%, 3/25/2034	361,697	359,074
Citicorp Mortgage Securities, Inc.:
"1A1", Series 2003-5, 5.5%, 4/25/2033	242,504	241,377
"1A1", Series 2004-8, 5.5%, 10/25/2034	1,021,047	1,016,368
Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2006-AR2, 5.537% *, 3/25/2036	1,848,179	1,846,727
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	710,513	717,729
Countrywide Alternative Loan Trust:
"1A1", Series 2004-2CB, 4.25%, 3/25/2034	517,513	505,903
"A2", Series 2003-6T2, 5.0%, 6/25/2033	213,724	212,699
"2A1", Series 2004-28CB, 5.0%, 1/25/2035	318,314	313,828
"A2", Series 2004-29CB, 5.0%, 1/25/2035	431,598	423,088
"A2", Series 2002-18, 5.25%, 2/25/2033	764,644	757,678
"1A5", Series 2003-J1, 5.25%, 10/25/2033	389,815	386,681
"1A15", Series 2005-J10, 5.5%, 10/25/2035	659,030	653,263
"1A1", Series 2004-J1, 6.0%, 2/25/2034	127,554	126,999
"A4", Series 2002-11, 6.25%, 10/25/2032	206,525	209,342
Countrywide Home Loan Mortgage Pass-Through Trust:

"A15", Series 2002-34, 4.75%, 1/25/2033	596,106	584,585
"A2", Series 2004-19, 5.25%, 10/25/2034	325,920	324,619
"2A17", Series 2004-13, 5.75%, 8/25/2034	978,512	974,822
Countrywide Home Loans, "3A6", Series 2003-56, 4.49%, 12/25/2033	750,000	738,209
Credit Suisse Mortgage Capital Certificates, "3A1", Series 2006-9, 6.0%, 11/25/2036	779,424	767,245
First Franklin Mortgage Loan Asset Backed Certificate:
"A2A", Series 2007-FFC, 5.47% *, 6/25/2027	1,019,229	1,018,232
First Horizon Mortgage Pass-Through Trust:
"1A1", Series 2003-5, 5.25%, 4/25/2022	483,837	481,475
"1A1", Series 2007-AR1, 5.862% *, 5/25/2037	787,980	790,230
GMAC Commercial Mortgage Securities, Inc.:
"A2", Series 1998-C2, 6.42%, 5/15/2035	706,449	709,438
"C", Series 1998-C1, 6.806%, 5/15/2030	375,000	376,645
"D", Series 1997-C1, 6.997%, 7/15/2029	1,010,000	1,007,518
"A1B", Series 1999-C3, 7.273%, 8/15/2036	934,948	960,091
GSAA Home Equity Trust, "AF3", Series 2004-NC1, 3.519%, 11/25/2033	44,955	44,554
GSR Mortgage Loan Trust:
"1A2", Series 2005-AR2, 4.592% *, 4/25/2035	1,002,555	1,003,477
"1A2" Series 2004-7, 5.335% *, 6/25/2034	452,335	450,370
IndyMac Inda Mortgage Loan Trust, "1A1", Series 2006-AR3, 5.369% *, 12/25/2036	1,007,900	1,001,148
IndyMac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.796% *, 1/25/2037	428,671	429,267
JP Morgan Commercial Mortgage Finance Corp., "A2", Series 1999-PLS1, 144A, 7.096% *, 2/15/2032	1,281,987	1,296,309
Master Asset Securitization Trust, "2A1", Series 2004-4, 5.0%, 4/25/2034	785,347	773,984
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 4.743% *, 12/25/2034	716,215	714,555
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	110,000	107,817
Morgan Stanley Capital I, "A2", Series 2007-HQ11, 5.359%, 2/12/2044	900,000	888,730
Mortgage Capital Funding, Inc., "B", Series 1998-MC1, 6.779%, 3/18/2030	1,180,000	1,181,887
Nationslink Funding Corp.:
"A2", Series 1998-2, 6.476%, 8/20/2030	1,034,869	1,037,940
"B", Series 1998-2, 6.795%, 8/20/2030	1,115,000	1,124,126
Residential Accredit Loans, Inc.:
"A6", Series 2002-QS19, 5.125%, 12/25/2032	837,129	831,062
"1A1", Series 2004-QS16, 5.5%, 12/25/2034	703,283	694,544
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032	849,706	877,113
Residential Asset Securitization Trust:
"2A1", Series 2003-A15, 5.25%, 2/25/2034	488,844	483,536
"A1", Series 2004-A1, 5.25%, 4/25/2034	474,089	462,845
Residential Funding Mortgage Security I:
"A2", Series 2003-S3, 5.25%, 2/25/2018	564,550	561,519
"2A2", Series 2007-SA1, 5.627% *, 2/25/2037	768,078	766,967
Sequoia Mortgage Trust, "2AA1", Series 2007-3, 5.665%, 7/20/2037	860,000	854,222
TIAA Real Estate CDO Ltd.:
"A3", Series 2001-C1A, 144A, 6.56%, 6/19/2026	330,422	331,582
"A4", Series 2001-C1A, 144A, 6.68%, 6/19/2031	1,150,000	1,171,065
Wachovia Bank Commercial Mortgage Trust, "A1", Series 2007-C32, 5.686%, 6/15/2049	1,018,097	1,020,495
Washington Mutual Mortgage Pass-Through Certificates:
"A7", Series 2003-AR4, 3.95%, 5/25/2033	1,054,536	1,047,239
"2A1", Series 2002-S8, 4.5%, 1/25/2018	207,390	206,395
"1A1", Series 2006-AR18, 5.351% *, 1/25/2037	563,618	559,485
"1A1", Series 2007-HY4, 5.565% *, 4/25/2037	786,967	784,383
"1A1", Series 2007-HY2, 5.635% *, 12/25/2036	622,224	621,874
"3A1", Series 2007-HY7, 5.925% *, 7/25/2037	791,695	795,359
Wells Fargo Mortgage Backed Securities Trust:
"1A1", Series 2005-9, 4.75%, 10/25/2035	757,452	744,493

"1A3", Series 2006-6, 5.75%, 5/25/2036	1,359,817	1,357,289

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $45,106,558)		44,770,851
Municipal Bonds and Notes 2.0%
Brooklyn Park, MN, Economic Development Authority, Tax Increment Revenue, Series 3, 4.43%, 9/1/2009 (a)	405,000	398,293
La Vernia, TX, Higher Education Finance Corp. Revenue, Southwest Winners, Series B, 144A, 5.7%, 2/15/2011 (a)	650,000	652,581
New Orleans, LA, Finance Authority Revenue, 5.8% **, 7/15/2021	590,000	590,000
Orlando, FL, Greater Orlando Aviation Authority, Airport Facilities Revenue, Series A, 5.42%, 10/1/2010 (a)	615,000	623,241
Willoughby, OH, Multi-Family Housing Mortgage Revenue, Oak Hill, Series B, 5.5%, 9/20/2007	15,000	14,994

Total Municipal Bonds and Notes (Cost $2,270,235)		2,279,109
Collateralized Mortgage Obligations 2.7%
Fannie Mae Whole Loan, "A2", Series 2004-W3, 3.75%, 5/25/2034	208,807	207,777
Federal Home Loan Mortgage Corp.:
"WJ", Series 2557, 5.0%, 7/15/2014	755,549	752,155
"AB", Series 3197, 5.5%, 8/15/2013	1,082,326	1,076,106
"N", Series 2141, 5.55%, 11/15/2027	227,355	227,397
"QE", Series 2113, 6.0%, 11/15/2027	257,976	258,091
"PE", Series 2123, 6.0%, 12/15/2027	85,648	85,872
"LA", Series 1343, 8.0%, 8/15/2022	258,309	258,309
Federal National Mortgage Association:
"PC", Series 2003-33, 4.5%, 3/25/2027	15,007	14,957
"LA", Series 2002-50, 5.0%, 12/25/2029	1,755	1,750
"A2", Series 1998-M6, 6.32%, 8/15/2008	223,792	224,718
"TP", Series 2002-65, 7.0%, 3/25/2031	218	217

Total Collateralized Mortgage Obligations (Cost $ 3,178,957)		3,107,349
Government & Agency Obligations 22.9%
US Treasury Obligations
US Treasury Notes:
4.5%, 2/15/2009	5,576,000	5,564,675
4.75%, 2/15/2010	14,555,000	14,622,084
4.875%, 8/31/2008	6,590,000	6,597,723

Total Government & Agency Obligations (Cost $26,652,230)		26,784,482
	Shares	Value ($)

Cash Equivalents 6.0%
Cash Management QP Trust, 5.35% (b) (Cost $7,033,252)	7,033,252	7,033,252
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $122,596,376)	104.3	122,128,510
Other Assets and Liabilities, Net	(4.3)	(5,001,311)

Net Assets	100.0	117,127,199

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rates as of July 31, 2007.

**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2007.

(a)	Bond is insured by one of these companies:

	Insurance Coverage	As a % of Total Investment Portfolio
	American Capital Access	0.6
	MBIA Corp.	0.5
	Radian Asset Assurance, Inc.	0.3
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Duration Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007